Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 50,198,436	$ 1,787,693	$ 49,974,446	$ 9,934,494
Acquisition through business combinations	4,625,269	164,718	264,977	39,990,231
Effect of foreign currency exchange differences	(46,266)	(1,647)	(40,987)	49,721
Ending balance	54,777,439	1,950,764	50,198,436	49,974,446
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	52,612,549	1,873,666	52,388,559	12,348,607
Acquisition through business combinations	4,625,269	164,718	264,977	39,990,231
Effect of foreign currency exchange differences	(46,266)	(1,647)	(40,987)	49,721
Ending balance	57,191,552	2,036,737	52,612,549	52,388,559
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	85,973	2,414,113	2,414,113
Acquisition through business combinations	0	0
Effect of foreign currency exchange differences	0	0
Ending balance	$ 2,414,113	$ 85,973	$ 2,414,113	$ 2,414,113